Quarterly Financial Information (Unaudited) (Details) - Schedule of balance sheet (Parentheticals) - As Restated [Member] - Tortoise Acquisition Corp. II [Member]	Sep. 30, 2020 $ / shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares subject to possible redemption par value;	$ 0.0001
Preference shares, par value	0.0001
Class A Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	0.0001
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001